CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2015	Mar. 31, 2015	Jan. 31, 2015
Assets:
Cash and cash equivalents	$ 4,329,496	$ 687,739
Inventory	0	30,521
Prepaid expenses	59,812	19,000
Total current assets	4,389,308	737,260
Property and equipment, net	81,641	65,512
Intangibles, net	31,077	26,966
Other assets	10,715	2,715
Total Assets	4,512,741	832,453
Current Liabilities:
Accounts payable and accrued expenses	122,514	58,439
Convertible notes payable	0	655,000
Total current liabilities	122,514	713,439
Long-term Liabilities:
Derivative liabilities	205,144	0
Total Liabilities	$ 327,658	$ 713,439
Commitments and contingencies
Stockholders' Equity
Preferred Stock	$ 0	$ 0
Common stock	12,392	5,493
Additional paid in capital	5,441,337	559,870
Accumulated deficit	(1,268,646)	(446,349)
Total Stockholders' Equity	4,185,083	119,014
Total Liabilities and Stockholders' Equity	4,512,741	832,453
Additional Paid In Capital
Stockholders' Equity
Additional paid in capital			$ 4,502
Total Stockholders' Equity	$ 5,441,337	559,870
Preferred Stock
Stockholders' Equity
Total Stockholders' Equity		1
Common Stock
Stockholders' Equity
Total Stockholders' Equity	$ 12,392	5,493
Accumulated Deficit
Stockholders' Equity
Total Stockholders' Equity	$ (1,268,646)	(446,349)
Akoustis Inc. [Member]
Assets:
Cash and cash equivalents		687,739
Inventory		30,521
Prepaid expenses		21,715
Total current assets		739,975
Property and equipment, net		65,512
Intangibles, net		26,966
Total Assets		832,453
Current Liabilities:
Accounts payable and accrued expenses		58,439
Convertible notes payable		655,000
Total current liabilities		$ 713,439
Long-term Liabilities:
Commitments and contingencies
Stockholders' Equity
Preferred Stock		$ 1
Common stock		1
Additional paid in capital		565,361
Accumulated deficit		(446,349)
Total Stockholders' Equity		119,014
Total Liabilities and Stockholders' Equity		$ 832,453
As Adjusted [Member]
Assets:
Cash and cash equivalents			4,577,003
Inventory			30,521
Prepaid expenses			21,715
Total current assets			4,629,239
Property and equipment, net			65,512
Intangibles, net			26,966
Total Assets			4,721,717
Current Liabilities:
Accounts payable and accrued expenses			58,439
Loans from shareholders			0
Convertible notes payable			0
Total current liabilities			$ 58,439
Long-term Liabilities:
Commitments and contingencies
Stockholders' Equity
Preferred Stock			$ 0
Common stock			12,131
Additional paid in capital			5,097,496
Accumulated deficit			(446,349)
Total Stockholders' Equity			4,663,278
Total Liabilities and Stockholders' Equity			4,721,717
Akoustis Technologies, Inc. [Member]
Assets:
Cash and cash equivalents			5,166
Inventory			0
Prepaid expenses			0
Total current assets			5,166
Property and equipment, net			0
Intangibles, net			0
Total Assets			5,166
Current Liabilities:
Accounts payable and accrued expenses			300
Loans from shareholders			306
Convertible notes payable			0
Total current liabilities			$ 606
Long-term Liabilities:
Commitments and contingencies
Stockholders' Equity
Preferred Stock			$ 0
Common stock			11,740
Additional paid in capital			24,660
Accumulated deficit			(31,840)
Total Stockholders' Equity			4,560
Total Liabilities and Stockholders' Equity			5,166
Proforma Adjustments [Member]
Assets:
Cash and cash equivalents			(5,166)
Inventory			0
Prepaid expenses			0
Total current assets			3,884,098
Property and equipment, net			0
Intangibles, net			0
Total Assets			3,884,098
Current Liabilities:
Accounts payable and accrued expenses			(300)
Loans from shareholders			(306)
Convertible notes payable			(10,000)
Total current liabilities			$ (655,606)
Long-term Liabilities:
Commitments and contingencies
Stockholders' Equity
Preferred Stock			$ (1)
Common stock			(8,740)
Additional paid in capital			(27,660)
Accumulated deficit			31,840
Total Stockholders' Equity			4,539,704
Total Liabilities and Stockholders' Equity			3,884,098
Proforma Adjustments [Member] | Common Stock One [Member]
Stockholders' Equity
Common stock			1
Proforma Adjustments [Member] | Common Stock Two [Member]
Stockholders' Equity
Common stock			5,500
Proforma Adjustments [Member] | Common Stock Three [Member]
Stockholders' Equity
Common stock			3,531
Proforma Adjustments [Member] | Common Stock Four [Member]
Stockholders' Equity
Common stock			100
Proforma Adjustments [Member] | Additional Paid In Capital Three [Member]
Stockholders' Equity
Additional paid in capital			(100)
Proforma Adjustments [Member] | Additional Paid In Capital Four [Member]
Stockholders' Equity
Additional paid in capital			141,129
Proforma Adjustments [Member] | Additional Paid In Capital Five [Member]
Stockholders' Equity
Additional paid in capital			(141,129)
Proforma Adjustments [Member] | Additional Paid In Capital Two [Member]
Stockholders' Equity
Additional paid in capital			4,530,733
Proforma Adjustments [Member] | Cash and Cash Equivalents [Member]
Assets:
Cash and cash equivalents			$ 3,889,264